SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation and use of estimates

Basis of presentation and use of estimates

The accompanying consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”).

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Significant estimates and assumptions reflected in the Group’s consolidated financial statements include, but are not limited to, revenue recognition, allowance for doubtful accounts, useful lives of property and equipment, impairment of long-lived assets, long-term investments and goodwill, the purchase price allocation and fair value of non-controlling interests with respect to business combinations, realization of deferred tax assets, uncertain income tax positions and share-based compensation. Actual results could materially differ from those estimates.

Principles of consolidation

Principles of consolidation

The consolidated financial statements of the Group include the financial statements of the Company, its subsidiaries and VIEs in which it has a controlling financial interest. The results of the subsidiaries are consolidated from the date on which the Group obtained control and continue to be consolidated until the date that such control ceases. A controlling financial interest is typically determined when a company holds a majority of the voting equity interest in an entity. Furthermore, if the Company demonstrates that it has ability to control the VIEs through its rights to all the residual benefits of the VIEs and its obligation to fund losses of the VIEs then the entity is consolidated. All significant intercompany balances and transactions among the Company, its subsidiaries and VIEs have been eliminated on consolidation.

Reclassification	Reclassification Certain prior year amounts have been reclassified to conform to the current period presentation. These reclassifications had no impact on net earnings and financial position.
Convenience translation

Convenience translation

Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 to RMB6.9618 on December 31, 2019 in the city of New York for wire transfers of RMB as certified for customs purposes by the Federal Reserve Bank of New York. No representation is made that the RMB amounts could have been, or could be, converted into US$ at such rate.

Foreign currency translation

Foreign currency translation

The functional currency of the Company, BVI, 500wan HK, 500.com  USA and 500.com JP is the US$. The functional currency of the Multi Group and its subsidiaries is EUR. E-Sun Sky Computer with its VIEs determined their functional currencies to be the RMB, which is their respective local currencies based on the criteria of ASC 830, “Foreign Currency Matters”. The Group uses the monthly average exchange rate for the year and the spot exchange rate at the balance sheet date to translate the operating results and financial position, respectively. Translation differences are recorded in accumulated other comprehensive income as a component of shareholders’ equity. The Group uses the RMB as its reporting currency.

Transactions denominated in foreign currencies are remeasured into the functional currency at the exchange rates prevailing on the transaction dates. Exchange gains and losses resulting from foreign currency transactions are included in the consolidated statements of comprehensive loss.

Business combinations and noncontrolling interests

Business combinations and noncontrolling interests

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC 805 (“ASC 805”), “Business Combinations”. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over, (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

For the Company's majority-owned subsidiaries and VIEs, noncontrolling interests are recognized to reflect the portion of their equity which is not attributable, directly or indirectly, to the Group. “Net loss” on the consolidated statements of comprehensive loss include the “net loss attributable to noncontrolling interests”. The cumulative results of operations attributable to noncontrolling interests are also recorded as noncontrolling interests in the Company's consolidated balance sheets.

Cash and cash equivalents

Cash and cash equivalents

Cash and cash equivalents represent cash on hand and time deposits, which have original maturities of three months or less when purchased and which are unrestricted as to withdrawal and use. In addition, highly liquid investments which have original maturities of three months or less when purchased are classified as cash equivalents.

Restricted cash and Time deposits

Restricted cash

Restricted cash represents cash held by banks which were granted by the government and designated only for the purchase of fixed assets for certain approved projects and deposits in merchant bank where withdrawals are currently restricted.

In November 2016, the FASB issued Accounting Standards Update No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts presented in the statement of cash flows. The Group adopted the new standard effective January 1, 2018, using the retrospective transition method. All restricted cash was presented on the face of the consolidated balance sheet as “Restricted cash.”

Time deposits

Time deposits represent deposits in commercial banks with original maturities of greater than three months but less than a year. Interest income from time deposits is included in the consolidated statements of comprehensive loss.

Short-term investments

Short-term investments

Short-term investments of the Group are comprised of an investment in targeted asset management plan with fixed rate. The Group accounts for all highly liquid investments with original maturities of greater than three months, but less than 12 months, in accordance with ASC 320-10, “Investments—Debt and Equity Securities”, which are classified as short-term investments. Dividend and interest income, including amortization of the premium and discount arising at acquisition for all categories of investments in securities are included in earnings. Any realized gains or losses on the sale of the shortterm investments are determined on a specific identification method, and such gains and losses are reflected in earnings during the period in which gains or losses are realized.

The Group evaluates whether a decline in fair value below the amortized cost basis is otherthantemporary in accordance with ASC 320. Otherthantemporary impairment loss is recognized in earnings equal to the entire excess of the debt security’s amortized cost basis over its fair value at the balance sheet date of the reporting period for which the assessment is made.

Allowance for doubtful accounts

Allowance for doubtful accounts

Receivables are carried at original invoiced amount less an allowance for doubtful accounts when collection of the amount is no longer probable. In evaluating the collectability of receivable balances, the Group considers factors such as customer circumstances or age of the receivable. Receivables are written off after all collection efforts have ceased. Collateral is not typically required, nor is interest charged on receivables.

Property and equipment, net

Property and equipment, net

Property and equipment are stated at cost and depreciated using the straight-line method over the estimated useful lives of the assets, as follows:

Category	Estimated Useful Life	Estimated Residual

Electronics and office equipment	3-5 years	5%
Motor vehicles	5-10 years	2-5%
Leasehold improvements	Shorter of lease term or the estimated useful lives of the assets	—

Repair and maintenance costs are charged to expense as incurred, whereas the cost of renewals and betterment that extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the asset and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Intangible assets

Intangible assets

Intangible assets represent computer software, internet domain name, licensing agreement, and intangible assets arising from business combination. Computer software, internet domain name and licensing agreement purchased from third parties are initially recorded at cost and amortized on a straight line basis over their estimated useful lives of the respective assets. The Group performs valuation of the intangible assets arising from business combination to determine the relative fair value to be assigned to each asset acquired. The acquired intangible assets are recognized and measured at fair value and are expensed or amortized using the straight-line approach over the estimated useful life of the assets. Estimated useful lives of the respective assets are set out as follows:

Category	Estimated Useful Life

Computer software	3-10	years
Internet domain name	10	years
Licensing agreement	Agreement	term
Intangible assets arising from business combination
Licenses and brand name	10	years
Mobile applications and software	5	years

Goodwill

Goodwill

The Group assesses goodwill for impairment in accordance with ASC 350-20 (“ASC 350-20”), “Intangibles–Goodwill and Other: Goodwill”, which requires that goodwill to be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

Prior to the early adoption of ASU 2017-04, “Simplifying the Test for Goodwill Impairment”, on January 1, 2019, the Group has the option to first assess qualitative factors to determine whether it is necessary to perform the two-step test in accordance with ASC 350-20. If the Group believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Group considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Group is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Group must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

In 2018 and 2017, the Group performed qualitative assessments for the reporting units. Based on the requirements of ASC 350-20, the Group evaluated all relevant factors, weighed all factors in their entirety and concluded that the fair value was greater than the carrying amount of the newly acquired entities, and further impairment testing on goodwill was unnecessary as of December 31, 2018 and 2017.

In January 2017, the FASB issued Accounting Standards Update No. 2017-04(“ASU 2017-04”), “Intangibles – Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment.” ASU 2017-04 eliminates the requirement to calculate the implied fair value of goodwill to measure a goodwill impairment charge. Instead, entities will record an impairment charge based on the excess of a reporting unit’s carrying amount over its fair value. This standard is effective for public business entities in fiscal years beginning after December 15, 2019. Early adoption is permitted. The Group early adopted the ASU 2017-04 on January 1,2019.

As triggered by TMG’s temporary suspension of its operations in Sweden since January 2020, the Group performed qualitative and quantitative assessment in accordance with ASU 2017-04 and recognized an impairment loss of RMB129,752  (US$18,638) for goodwill arising from acquisition of TMG as of December 31, 2019.

Impairment of long-lived assets other than goodwill

Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets or asset group, including property and equipment, intangible assets and right-of-use assets, with finite lives for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of a group of long-lived assets may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing the carrying amount of the assets to future undiscounted cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the asset group over its fair value.

The Group provided an impairment loss of nil, nil and RMB181,845  (US$26,120) for intangible assets arising from acquisition of the Multi Group as of December 31, 2017, 2018 and 2019, respectively.

Long-term investments

Long-term investments

The Group’s longterm investments consist of equity investments with and equity investments without readily determinable fair value and equity method investments.

Prior to adopting ASC Topic 321, Investments Equity Securities (“ASC 321”) on January 1, 2018, the Group carries at cost its investments in investees that do not have readily determinable fair value and over which the Group does not have significant influence, in accordance with ASC Subtopic 325 20, Investments Other: Cost Method Investments.

In accordance with ASC 325, “Investments-Other”, for investments in an investee over which the Group does not have significant influence and which do not have readily determinable fair value, the Group carries the investment at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings that exceed the Group’s share of earnings since its investment.

Management regularly evaluates the impairment of the cost method investments based on performance and financial position of the investee as well as other evidence of market value. Such evaluation includes, but is not limited to, reviewing the investee’s cash position, recent financing, projected and historical financial performance, cash flow forecasts and financing needs. An impairment loss is recognized in earnings equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment is made. The fair value would then become the new cost basis of investment.

Pursuant to ASC 321, equity investments, except for those accounted for under the equity method, those that result in consolidation of the investee and certain other investments, are measured at fair value, and any changes in fair value are recognized in earnings. For equity securities without readily determinable fair value and do not qualify for the existing practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) to estimate fair value using the net asset value per share (or its equivalent) of the investment, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. Equity securities with readily determinable fair value are measured at fair values, and any changes in fair value are recognized in earnings. For those equity investments that the Group elects to use the measurement alternative, the Group makes a qualitative assessment of whether the investment is impaired at each reporting date. If a qualitative assessment indicates that the investment is impaired, the entity has to estimate the investment’s fair value in accordance with the principles of ASC 820. If the fair value is less than the investment’s carrying value, the entity has to recognize an impairment loss in net income equal to the difference between the carrying value and fair value.

As the Group’s investments in investees do not have readily determinable fair value and over which the Group does not have significant influence, when adopting ASC 321 on January 1, 2018, the Group elected to use the measurement alternative to measure those investments at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer, if any. There was no effect on the Company’s consolidated financial statements subsequent to the adoption of ASC 321.

Investments in entities in which the Group can exercise significant influence but does not own a majority equity interest or control are accounted for using the equity method of accounting in accordance with ASC 323 (“ASC 323”), “Investments-Equity Method and Joint Ventures”. Under the equity method, the Group initially records its investment at cost and the difference between the cost of the equity investee and the fair value of the underlying equity in the net assets of the equity investee is recognized as equity method goodwill, which is included in the equity method investment on the consolidated balance sheets. The equity method goodwill is not subsequently amortized and is not tested for impairment under ASC 350. The Group subsequently adjusts the carrying amount of the investment to recognize the Group’s proportionate share of each equity investee’s net income or loss into earnings after the date of investment. The Group will discontinue applying the equity method if an investment (and additional financial supports to the investee, if any) has been reduced to zero. Under the conditions that the Group is not required to advance additional funds to an investee and the equity-method investment in ordinary shares is reduced to zero, if further investments are made that have a higher liquidation preference than ordinary shares, the Group would recognize the loss based on its percentage of the investment with the same liquidation preference, and the loss would be applied to those investments of a lower liquidation preference first before being further applied to the investments of a higher liquidation preference. The Group evaluates the equity method investments for impairment whenever events or changes in circumstances indicate that the carrying amount of the investment might not be recoverable. Factors considered by the Group when determining whether an investment has been otherthantemporarilyimpaired, includes, but not limited to, the length of the time and the extent to which the market value has been less than cost, the financial performance and nearterm prospect of the investee, and the Group's intent and ability to retain the investment until the recovery of its cost. An impairment loss on the equity method investments is recognized in earnings when the decline in value is determined to be other-than-temporary.

According to the above testing, impairment losses of RMB28,781, RMB149,896 and RMB22,353 (US$3,211) for the long-term investments were recognized during the years of 2017, 2018 and 2019, respectively.

Investments in limited partnerships greater than 5% are considered more than minor and accounted for using the equity method, unless it is readily apparent that the Group has virtually no influence over the partnership’s financial and operating policies.

Fair Value measurements

Fair value measurements

Financial instruments primarily include cash and cash equivalents, restricted cash, time deposits, investment in targeted asset management plan with fixed rate (Note 6), prepayments and other receivables, equity security without readily determinable fair values, equity method investments, and accrued expense and other current liabilities. The Group carries the investment under the measurement alternative method and equity method on other-than-temporary basis. The carrying values of other financial instruments, approximate their fair values due to their short-term maturities.

The Group's non-financial assets, including intangible assets, goodwill and fixed assets are measured at fair value when an impairment charge is recognized.

The Group applies ASC 820 (“ASC 820”), “Fair Value Measurements and Disclosures”. ASC 820 defines fair value, establishes a framework for measuring fair value and requires disclosures to be provided on fair value measurement.

ASC 820 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

Level 1—   Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

Level 2—   Include other inputs that are directly or indirectly observable in the marketplace.

Level 3—   Unobservable inputs which are supported by little or no market activity.

ASC 820 describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach, and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Related party transactions

A related party is generally defined as (i) any person holds 10% or more of the Company’s securities and their immediate families (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Related party transactions

Related party transactions

A related party is generally defined as (i) any person holds 10% or more of the Company’s securities and their immediate families (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

Revenue recognition

Revenue recognition

The Group’s revenues were derived principally from online lottery purchase services before voluntary suspension of this service since April 2015. During the voluntary suspension period, the Group diversified its revenue streams, and derived revenues from mobile gaming services, sports information services, online spot commodity trading services and online gaming services. The Group adopted ASC Topic 606 Revenue from Contracts with Customers (“ASC 606”), from January 1, 2018, using the modified retrospective method. Revenues for the years ended December 31, 2019 and 2018 were presented under ASC 606, and revenues for the year ended December 31, 2017 were not adjusted and continue to be presented under ASC Topic 605, Revenue Recognition.

Revenue is recognized when control of promised goods or services is transferred to the Group's customers in an amount of consideration to which the Group expects to be entitled to in exchange for those goods or services. The Group follows the five steps approach for revenue recognition under Topic 606: (i) identify the contract(s) with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Group satisfies a performance obligation.

The Group set up an implementation schedule and analyzed each of the Group’s revenue streams in accordance with ASC 606 to determine the impact on the Group’s consolidated financial statements. After the analyzation, the Group concluded that there was no substantial impact on the Group’s consolidated financial statements upon the adoption of ASC 606. The primary sources of the Group’s revenues are as follows:

Online lottery purchase services

The Group earns service income for online lottery purchase services and revenues are generated from processing lottery purchase orders from end users (“Service Fee”). The Group receives purchase orders from end users through its online platforms, which include website and mobile applications, and processes the orders with the lottery administration centers. Service Fee is received from the lottery administration centers based on the pre-determined service fee rate and the total amount of the processed orders. Pursuant to ASC 605‑45, “Principal Agent Considerations”, the Group records Service Fee on a net basis because the Group is not the primary obligor in the arrangement, but acts as an agent in providing such purchase services. The Group did not generate any revenue from this service since April 2015 when the Group voluntarily suspended the online lottery purchase services due to the change of related government regulation in the PRC. It is uncertain when the services will be resumed.

Contingent service fee

The Group was also entitled to receive additional Service Fee from lottery administration centers when the total amounts of purchase orders reach an agreed threshold (“Contingent Service Fee”). As the Group is the agent in providing lottery purchase services, any Contingent Service Fee received is recorded as net revenue when the agreed thresholds are reached. Once the Group reaches the agreed thresholds, the Contingent Service Fee is then fixed and not subject to any adjustments. As a result of the voluntarily suspension of the online lottery purchase services mentioned above, the Group did not generate any revenue from this source either since April 2015, and it is uncertain when the Group will be able to generate this fee again in the future.

The Super VIP incentive

Certain qualified end users (“Super VIP”) are entitled to receive incentives from the Group based on actual purchase amount of each transaction. As the Group does not receive an additional service or benefit from the Super VIP other than service fee earned from lottery administration centers by the Group from the transaction, the incentives are recognized as a reduction of revenue at each year end in accordance with ASC 605‑50, “Customer Payments and Incentives”. The Group voluntarily suspended the online lottery purchase services due to the change of related government regulation in the PRC, and it is uncertain when the Group will be subject to this fee again in the future.

Lottery pool purchase service

Lottery pools involve individual end users purchasing a share in a pooled lottery outcome or group of outcomes with other end users. Through the lottery pool purchase service, an end user, an initiator, starts a lottery pool by specifying a range of parameters, such as the lottery portfolio, total purchase amount and payout ratio.

The initiator is required to commit a minimum initial purchase amount when they initiate a pool, usually a certain percentage of the total purchase amount. Other end users then join the pool by agreeing to the parameters set by the initiator and committing on the purchase amount. When the total purchase amount as specified by the initiator is reached, the pooled lottery purchase order will be delivered in the manner specified by the initiator. When the actual purchase amount does not reach the total purchase amount as specified by the initiator but reaches a certain percentage of total purchase amount before the lottery pool purchase deadline, the Group contributes the remaining outstanding purchase amount (i.e., residual amount of lottery pool) to complete the lottery pool transaction. If the tickets win prizes from the lottery, the Group distributes the cash prizes to the end users based on the predetermined payout ratio, and the residual amount after distribution is retained by the Group.

Since the Group contributes the residual amount of lottery pool to earn Service Fee from the purchase made by the lottery pool and does not provide any service to the lottery administration centers, the residual amount of lottery pool contributed by the Group paid to the lottery administration centers is recognized as a reduction of revenue. The residual amount of the lottery pool retained by the Group after distribution of the prizes are presented as “other operating income”, and recognized upon the announcement of lottery results, as the Group’s principal activity is to provide lottery purchase services to end users. The Group did not generate any revenue from this source either since April 2015, and it is uncertain when the Group will be able to generate this fee again in the future.

Mobile gaming services

The Group provides mobile gaming services through its designated mobile applications Quiz, Night of Texas Hold’em Poker and Paiyou for Texas Hold’em Poker, and derives revenues from in-game virtual tokens and other virtual items in its game development operations. Once the users purchase virtual tokens or other virtual items through the Group’s own charging system, the Group has an implied obligation to provide the services which enable the virtual tokens or other virtual items to be displayed or used in the games. Thus, the Group initially records the proceeds received from the sales of virtual tokens and other virtual items as deferred revenue, and once they are consumed when the services are rendered to the respective paying players, the Group recognizes the attributable portion of the deferred revenue as revenue. For consumable virtual items representing items that are extinguished after consumption in the form of fixed charges levied on each round of games played, the Group recognizes revenue when the items are consumed and the related services are rendered, since the paying players will not continue to benefit from the virtual items thereafter. For durable virtual items that are accessible and beneficial to paying players over an extended period, the Group recognizes revenue ratably over the average life of durable virtual items for the applicable game, which the Group makes best estimates to be average playing period of paying players. The Group tracks each paying player’s log-in history to estimate the Average playing period of paying players. While the Group believes its estimates to be reasonable based on sufficient available paying player information, it may revise such estimates in the future as the games’ operation periods change or there is indication that the similarities in characteristics and playing patterns of paying players of the games change. Any adjustments arising from changes in the estimates of the average paying player life would be applied prospectively. The Group disposed of a group of components that engage in the mobile gaming services by sale on February 9, 2018, which is reported as discontinued operations for the years ended December 31, 2018 and 2017.

Sports information services

The Group offers a comprehensive sports information portal via a designated mobile application, which covers (i) real time soccer match information; and (ii) data-driven soccer match predictions generated by proprietary analysis engine. Users can also post free or pay-per-view contents such as proprietary observations and analyses on the sports information portal. The users pay for each information and data subscription at a fixed price, and the Group pays the original information providers a fixed percentage of total purchase amount. Revenue is recognized when users have access to the pay-per-view contents. The Group records the revenue on a net basis because the Group is not the primary obligor to provide the information, but acts as an agent in providing such purchase services. The Group acquired Shenzhen Caiyu Hudong Technology Co., Ltd. (“Shenzhen Caiyu”) to provide sports information service and disposed of Shenzhen Caiyu in November 2017, and continued to provide this information through the Group’s service offering named “Cai Xun Hao,” which was further ceased in March 2019.

Online spot commodity trading services

The Group provides online spot commodity trading services through the designated website and mobile application in Shenzhen Kaisheng. The Group provides customers with reliable online spot commodity trading for gold trade and delay products across PC and mobile devices. The Group processes customer orders through a commercial bank, and later formed a joint venture with Shenzhen Gold Exchange on May 11, 2018 to provide online spot commodity trading services. Trading commissions are received from the commercial bank based on the pre-determined commission fee rate and the total amount of the processed orders. The Group recognizes revenue at a point in time when an order has been successfully processed and began to generate an immaterial amount of revenue from trading commissions on the online spot commodity trading services since 2017.

Online gaming services

The Group also provides online lottery betting and online casino platforms through the Group’s designated website after the acquisition of TMG in July 2017. The Group earns difference between betting and winning for online lottery betting services and online casino platforms as revenues that are generated from the registered users. The registered users enter into certain terms and conditions when they first open their accounts with the Group. Lottery and Casino purchase orders are placed by users through the Group’s online platforms view website. Then the Group processes these orders. Prior to processing orders, users prepay all purchase amounts. The Group pays users prizes when there are any winnings attributable to users. The Group records revenues on a net basis by deducting the winning amounts from betting amounts. Revenue comprises the fair value of the consideration received for the provision of internet gaming in the ordinary course of the Group’s activities, which is recognized when the outcome of an event is known.

Contract balances

The Group does not have any contract assets. The Group's contract liabilities include advance from customers, which is recorded when consideration is received from a customer prior to providing services to the customer under the terms of a contract. As of December 31, 2017, 2018 and 2019, the Group recorded advance from customers balance of RMB4,477, RMB8,283 and RMB5,012  (US$720) respectively, which was included in “Accrued expenses and other current liabilities” on the accompanying consolidated balance sheets. RMB4,477 and RMB8,283 (US$1,190) of deferred revenue included in the opening balances of advance from customers was recognized during the years ended December 31, 2018 and 2019,  respectively. The amounts were included in net revenues on the accompanying consolidated statements of comprehensive loss.

Refer to Note 21 regarding the discussion of the Group's disaggregate revenue data.

Cost of services

Cost of services

Account handling expenses

Account handling expenses, which consist primarily of transaction fees charged by banks and third-party payment processors for cash transfers between the users’ accounts on the online platforms including websites and mobile applications and their accounts with banks or third-party payment processors, were RMB2.9 million, RMB6.8 million and RMB2.9 million  (US$0.4 million) in 2017, 2018 and 2019, respectively. These costs are expensed as incurred.

Server leasing and maintenance expenses

Server leasing and maintenance expenses, which consist primarily of leasing expense of servers and other equipment used in providing online services, were RMB8.2 million, RMB6.1 million and RMB4.2 million (US$0.6 million) in 2017, 2018 and 2019, respectively. These costs are expensed as incurred.

Lottery insurance expenses

Lottery insurance expenses, which consist of insurance premiums payable to insurers for covering the first two categories of winnings in online gaming services for betting on the outcome of lotteries after the acquisition of TMG in July 2017, were RMB7.0 million, RMB20.4 million and RMB9.9 million (US$1.4 million) in 2017, 2018 and 2019, respectively. These costs are expensed as incurred.

Platform fee

Platform fees, which consist of fees payable to online gaming software suppliers for providing various online casino games on TMG’s websites after the acquisition of TMG in July 2017, were RMB4.5 million, RMB12.1 million and RMB6.6 million (US$0.9 million) in 2017, 2018 and 2019, respectively. These costs are expensed as incurred.

Regulatory and compliance fees

Regulatory and compliance fees, which consist of fees payable to regulatory bodies such as Gambling Commission, HM Revenue & Customs, Malta Gaming Authority and Certria EOOD after the acquisition of TMG in July 2017, were RMB0.6 million, RMB2.0 million and RMB1.6 million (US$0.2 million) in 2017, 2018 and 2019, respectively. These costs are expensed as incurred.

Amortization fees

Amortization fees, which consist primarily of amortization of intangible assets arising from business combinations, were RMB13.7 million, RMB31.5 million and RMB28.4 million (US$4.1 million) in 2017, 2018 and 2019, respectively. These costs are recorded in consolidated statements of comprehensive loss on a straight-line basis over the useful life of the intangible assets.

Cost of services also comprises employee costs, business tax and surcharges and other direct costs incurred in providing services. These costs are expensed as incurred.

Sales and marketing expenses

Sales and marketing expenses

Commission to certain internet companies

The Group is responsible to pay certain internet companies a predetermined fixed percentage of the total purchase or deposit amount only if 1) public users enter the Group’s website by redirection through these internet companies’ website, and/or 2) public users have successfully purchased any lottery tickets, virtual tokens, or betting, or deposited certain amounts of cash into their accounts in the Group’s website. The Group is responsible for providing respective services when such public users enter the Group’s website to purchase lottery tickets, virtual tokens or betting. Since these internet companies are providing similar services as those services that have been provided by the Group’s internal sales personnel agent, any relevant costs to be paid by the Group is treated as sales and marketing expenses.

Advertising expenditure

Advertising costs which consist primarily of expenses associated with advertisements the Group placed on TV channels and other media, are expensed as incurred and are included in “sales and marketing expenses” in the consolidated statements of comprehensive loss. Advertising expenses for the years ended December 31, 2017, 2018 and 2019 were approximately RMB1.0 million, RMB2.4 million and RMB0.5 million (US$0.07 million), respectively.

Sponsorship expenses

The Group’s sales and marketing expenses also consist of payments under a sponsorship contract. Accounting for sponsorship payments is based upon specific contract provisions.

Generally, sponsorship payments are expensed on a straight-line basis over the term of the contract after giving recognition to periodic performance provisions of the contract. Prepayments made under the contract are included in prepayments based on the period to which the prepayments apply.

Service development expenses

Service development expenses

Service development expenses consist primarily of personnel-related expenses incurred for the development of, enhancement to, and maintenance of the Group’s website that either (i) did not meet the capitalization criteria in accordance with ASC 350, “Intangibles - Goodwill and other”; or (ii) met the capitalization criteria but the costs cannot be separated on a reasonably cost-effective basis between maintenance and relatively minor upgrades and enhancements. Service development expenses are recognized as expenses when incurred.

Leases

Leases

On January 1, 2019, the Group adopted Accounting Standards Update (ASU) 2016-02, Leases (together with all amendments subsequently issued thereto, “ASC Topic 842”), using the modified retrospective method. The Group elected the transition method which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, previously reported financial information has not been restated to reflect the application of the new standard to the comparative periods presented. The Group elected the package of practical expedients permitted under the transition guidance within ASC Topic 842, which among others, allows the Group to carry forward certain historical conclusions reached under ASC Topic 840 regarding lease identification, classification, and the accounting treatment of initial direct costs. The Group elected not to record assets and liabilities on its consolidated balance sheet for new or existing lease arrangements with terms of 12 months or less. The Group recognizes lease expenses for such leases on a straight-line basis over the lease term.

The initial lease liability is equal to the future fixed minimum lease payments discounted using the Group’s incremental borrowing rate, on a secured basis. The initial measurement of the right-of-use asset is equal to the initial lease liability plus any initial direct costs and prepayments, less any lease incentives.

The primary impact of applying ASC Topic 842 is the initial recognition of approximately RMB 61,636 of operating lease liabilities, and approximately RMB 54,275 of corresponding right-of-use assets, on the Group’s consolidated balance sheet as of January 1, 2019, for leases classified as operating leases under ASC Topic 840, as well as enhanced disclosure of the Group’s leasing arrangements. There is no cumulative effect to retained earnings or other components of equity recognized as of January 1, 2019. The Group does not have finance lease arrangements as of December 31, 2019. All right-of-use assets are reviewed for impairment. The Group did not record any impairment on the right-of-use lease assets during the year ended December 31, 2019.

Income taxes

Income taxes

The Group follows the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the difference between the financial reporting and tax bases of assets and liabilities using enacted tax rates that will be in effect in the period in which the differences are expected to reverse. The Group records a valuation allowance to offset deferred tax assets if based on the weight of available evidence, it is more-likely-than-not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period that includes the enactment date.

Interest and penalties arising from underpayment of income taxes are computed in accordance with the applicable tax law and is classified in the consolidated statements of comprehensive loss as income tax expense. The amount of interest expense is computed by applying the applicable statutory rate of interest to the difference between the tax position recognized and the amount previously taken or expected to be taken in a tax return.

In accordance with the provisions of ASC 740 (“ASC 740”), “Income taxes” the Group recognizes in its financial statements the impact of a tax position if a tax return position or future tax position is “more likely than not” to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the “more likely than not” recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement. The Group’s estimated liability for unrecognized tax position which is included in the “long-term payables” account is periodically assessed for adequacy and may be affected by changing interpretations of laws, rulings by tax authorities, changes and/or developments with respect to tax audits, and expiration of the statute of limitations. The outcome for a particular audit cannot be determined with certainty prior to the conclusion of the audit and, in some cases, appeal or litigation process. The actual benefits or liability ultimately realized may differ from the Group’s estimates. As each audit is concluded, adjustments, if any, are recorded in the Group’s financial statements. Additionally, in future periods, changes in facts, circumstances, and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur.

In conjunction with ASC 740, the Group also applied ASC 740‑30 (“ASC 740‑30”), “Income Taxes: Other Considerations or Special Areas”, to account for the temporary differences arising from the undistributed earnings of the foreign subsidiaries. According to ASC 740‑30, all undistributed earnings of a subsidiary shall be presumed to be transferred to the parent entity. Accordingly, the undistributed earnings of a subsidiary included in consolidated income shall be accounted for as a temporary difference and affect deferred tax expense unless the tax law provides a means by which the investment in a domestic subsidiary can be recovered tax free.

Share-based compensation

Share-based compensation

Share options and restricted shares granted to employees and directors

Share options and restricted shares granted to employees and directors are accounted for under ASC 718 (“ASC 718”), Compensation - Stock compensation. In accordance with ASC 718, the Group determines whether a share option or restricted shares should be classified and accounted for as an equity award. All grants of share options and restricted shares to employees and directors classified as equity awards are recognized in the financial statements based on their grant date fair values. There were no liability awards granted during any of the periods stated herein. The Group recognizes compensation expense using the accelerated method for share options and restricted shares granted with graded vesting based on service conditions, provided that the amount of compensation expense recognized at any date is at least equal to the portion of the grant-date value of the share options and restricted shares that are vested at that date.

ASC 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in the subsequent period if actual forfeitures differ from initial estimates. Forfeiture rate is estimated based on historical and future expectation of employee turnover rate and is adjusted to reflect future change in circumstances and facts, if any. Share-based compensation expense is recorded net of estimated forfeitures such that expense was recorded only for those share-based awards that are expected to vest. To the extent the Group revises this estimate in the future, the share-based payments could be materially impacted in the period of revision, as well as in following periods.

The compensation costs associated with a modification of the terms of the award (“Modification Award”) are recognized if either the original vesting condition or the new vesting condition has been achieved. Such compensation costs cannot be less than the grant-date fair value of the original award. The incremental compensation cost is measured as the excess of the fair value of the Modification Award over the fair value of the original award at the modification date. Therefore, in relation to the Modification Award, the Group recognizes share-based compensation over the vesting periods of the new options, which comprises, (1) the amortization of the incremental portion of share-based compensation over the remaining vesting term, and (2) any unrecognized compensation cost of original award, using either the original term or the new term, whichever is higher for each reporting period.

Share options granted to non-employees

Prior to January 1, 2019, the Group records share-based compensation expense for awards granted to non-employees in exchange for services at fair value in accordance with the provisions of ASC 505-50, “Equity-based payment to non-employees”. As the share options granted to non-employees were fully vested on the grant date, the related compensation expense was fully recognized in the consolidated statement of comprehensive income (loss) on the grant date.

Starting January 1, 2019, the Group adopted ASU 2018-07 which aligns accounting for share-based payments issued to nonemployees to that of employees under the existing guidance of Topic 718. The adoption did not pose any impact to the Group's retained earnings as all options granted to non-employees were full vested prior to the adoption.

The Group, with the assistance of an independent valuation firm, determined the fair values of the share options recognized in the consolidated financial statements. The binomial option pricing model is applied in determining the estimated fair value of the share options granted to employees and non-employees.

Earnings (Loss) per share

Earnings (loss) per share

The Company computes earnings per Class A and Class B ordinary shares in accordance with ASC 260 (“ASC 260”), “Earnings Per Share”, using the two-class method. Under the provisions of ASC 260, basic net income (loss) per share is computed using the weighted average number of ordinary shares outstanding during the period. Diluted net income (loss) per share is computed using the weighted average number of ordinary shares and, if dilutive, potential ordinary shares outstanding during the period. Potentially dilutive securities have been excluded from the computation of diluted net income (loss) per share if their inclusion is anti-dilutive. Potential ordinary shares consist of unvested RSUs and the incremental ordinary shares issuable upon the exercise of stock options. The dilutive effect of unvested RSUs and outstanding stock options is reflected in diluted earnings per share by application of the treasury stock method. The computation of the diluted net income (loss) per share of Class A ordinary shares assumes the conversion of Class B ordinary shares, while the diluted net income (loss) per share of Class B ordinary shares does not assume the conversion of those shares.

The liquidation and dividend rights of the holders of the Company’s Class A and Class B ordinary shares are identical, except with respect to voting. As a result, and in accordance with ASC 260, the undistributed earnings for each year are allocated based on the contractual participation rights of the Class A and Class B ordinary shares as if the earnings for the year had been distributed. As the liquidation and dividend rights are identical, the undistributed earnings are allocated on a proportionate basis. Further, as the conversion of Class B ordinary shares is assumed in the computation of the diluted net loss per share of Class A ordinary shares, the undistributed earnings are equal to net loss for that computation.

For the purposes of calculating the Company’s basic and diluted earnings (loss) per Class A and Class B ordinary shares, the ordinary shares relating to the options that were exercised are assumed to have been outstanding from the date of exercise of such options.

The Company treated the excess amount of redemption price of the redeemable noncontrolling interest over its fair value as being akin to a dividend, which indirectly affected in the calculation of loss available to ordinary shareholders of the Company used in the loss per share calculation.

Government grants

Government grants

Government grants are recognized when there is reasonable assurance that the attached conditions will be complied with. When the grant relates to an expense item, it is recognized in the consolidated statements of comprehensive loss over the period necessary to match the grant on a systematic basis to the related costs. Where the grant relates to an asset acquisition, it is recognized in the consolidated statements of comprehensive loss in proportion to the depreciation of the related assets.

Treasury shares

Treasury shares

The Group accounts for treasury shares using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury shares account on the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury shares over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

Recent accounting pronouncements

Recent accounting pronouncements

In June 2016, the FASB issued ASU No. 2016-13, “Measurement of Credit Losses on Financial Instruments (Topic 326)”, and issued subsequent amendments to the initial guidance, transitional guidance and other interpretive guidance between November 2018 and March 2020 within ASU 2018-19, ASU 2019-04, ASU 2019-05 , ASU 2019-11, ASU 2020-02 and ASU 2020-03. ASU 2016-13 introduces new guidance for credit losses on instruments within its scope, which significantly changes the way entities recognize impairment of many financial assets by requiring immediate recognition of estimated credit losses expected to occur over their remaining life, instead of when incurred. For public business entities, this ASU is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. All entities may adopt this ASU through a cumulative effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Group is in the process of evaluating the potential effect on its consolidated financial statements.

In August 2018, the FASB issued ASU No. 201813, “Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 201813”) which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group does not expect any significant impact on its consolidated financial statements and related disclosures as a result of adopting the new standard.

In December 2019, the FASB issued ASU 2019-12, "Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes", which simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in ASC 740 and also clarifies and amends existing guidance to improve consistent application. The ASU is effective for fiscal years beginning after December 15, 2020, and will be applied either retrospectively or prospectively based upon the applicable amendments. Early adoption is permitted. The Group is currently evaluating the potential impacts of ASU 2019-12 on its consolidated financial statements.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.